UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Redmile Group, LLC
Address: One Ferry Building, Suite 255

         San Francisco, CA  94111

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeremy Green
Title:     Managing Member
Phone:     415-677-5341

Signature, Place, and Date of Signing:

     Jeremy Green     San Francisco, CA     November 12, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     29

Form13F Information Table Value Total:     $112,516 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLOS THERAPEUTICS INC         COM              019777101     6859   925614 SH       DEFINED                         925614
ALTUS PHARMACEUTICALS INC      COM              02216N105     1075   977666 SH       DEFINED                         977666
AMGEN INC                      COM              031162100     1689    28500 SH PUT   DEFINED                          28500
BIODEL INC                     COM              09064M105     3202   955730 SH       DEFINED                         955730
BIOGEN IDEC INC                COM              09062X103     3613    71847 SH       DEFINED                          71847
BIOMARIN PHARMACEUTICAL INC    COM              09061G101     4598   173579 SH       DEFINED                         173579
BIOMARIN PHARMACEUTICAL INC    COM              09061G101     2569    97000 SH CALL  DEFINED                          97000
CARDIOME PHARMA CORP           COM NEW          14159U202     5526   727096 SH       DEFINED                         727096
CARDIOME PHARMA CORP           COM NEW          14159U202     1140   150000 SH CALL  DEFINED                         150000
CEPHEID                        COM              15670R107     2572   186000 SH       DEFINED                         186000
GENENTECH INC                  COM NEW          368710406    11794   133000 SH       DEFINED                         133000
ILLUMINA INC                   COM              452327109    11146   274994 SH       DEFINED                         274994
IMCLONE SYS INC                COM              45245W109     9360   150000 SH       DEFINED                         150000
INCYTE CORP                    COM              45337C102     3016   394212 SH       DEFINED                         394212
LEMAITRE VASCULAR INC          COM              525558201     2055   641159 SH       DEFINED                         641159
MASIMO CORP                    COM              574795100     4122   110812 SH       DEFINED                         110812
MICRUS ENDOVASCULAR CORP       COM              59518V102      760    54500 SH       DEFINED                          54500
NMT MED INC                    COM              629294109     1006   322570 SH       DEFINED                         322570
NORTHSTAR NEUROSCIENCE INC     COM              66704V101      940   606692 SH       DEFINED                         606692
NXSTAGE MEDICAL INC            COM              67072V103     4149   983139 SH       DEFINED                         983139
NXSTAGE MEDICAL INC            COM              67072V103     1594   377778 SH       DEFINED                         377778
PHARMATHENE INC                COM              71714G102       91    49100 SH       DEFINED                          49100
RESMED INC                     COM              761152107     5426   126177 SH       DEFINED                         126177
SCHERING PLOUGH CORP           COM              806605101     2457   133000 SH CALL  DEFINED                         133000
THORATEC CORP                  COM NEW          885175307     3837   146157 SH       DEFINED                         146157
WELLCARE HEALTH PLANS INC      COM              94946T106     1681    46683 SH       DEFINED                          46683
WRIGHT MED GROUP INC           COM              98235T107      426    14000 SH CALL  DEFINED                          14000
WRIGHT MED GROUP INC           COM              98235T107    11737   385580 SH       DEFINED                         385580
XENOPORT INC                   COM              98411C100     4076    84060 SH       DEFINED                          84060